UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4215

DREYFUS GNMA FUND a series of Dreyfus Premier GNMA Fund, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	04/30
Date of reporting period:	10/31/09

FORM N-CSR

Item 1.	Reports to Stockholders.

Dreyfus GNMA Fund

SEMIANNUAL REPORT October 31, 2009

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
13	Statement of Financial Futures
13	Statement of Options Written
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statement of Changes in Net Assets
18	Financial Highlights
22	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

Dreyfus GNMA Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus GNMA Fund, covering the six-month period from May 1, 2009, through October 31, 2009.

Reports of positive U.S. economic growth over the third quarter of 2009 may have signaled the end of the deep recession that technically began in December 2007. Signs that the economy finally has turned a corner include inventory rebuilding among manufacturers, improvements in home sales and prices, and an increase in consumer spending. These indicators, along with improved investor sentiment, have helped higher-yielding bonds rally during the reporting period, while a weak U.S. dollar has supported currency transactions in other global markets. Short-term securities and higher quality, corporate bond investments have participated in the rally as investors exchanged out of low-yielding cash investments, but they have so far lagged non-investment-grade counterparts. U.S.Treasury securities, still considered to rank among the safest investments in the world, continue to underperform relative to other fixed-income categories.

As the financial markets currently appear poised to enter into a new phase, the best strategy for your portfolio depends not only on your view of the economy’s direction, but on your current financial needs, future goals and attitudes toward risk.Your financial advisor can help you decide which investments have the potential to benefit from a recovery while guarding against the risks that may accompany unexpected market developments.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation November 16, 2009

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2009, through October 31, 2009, as provided by Robert Bayston, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended October 31, 2009, Dreyfus GNMA Fund’s Class A shares produced a total return of 3.39%, Class B shares returned 3.07%, Class C shares returned 3.07% and Class Z shares returned 3.48%.1 In comparison, the fund’s benchmark, the Barclays Capital GNMA Index (the “Index”), achieved a total return of 3.20% for the same period.2

In the wake of a tumultuous time in the market’s history, Ginnie Mae securities responded favorably during the reporting period to low-but-stable interest rates, continued massive government purchases of agency mortgage backed securities, and falling interest rate volatility.The fund’s returns were in line with its benchmark Index, which we attribute to our shift in emphasis to higher-coupon mortgage securities and strategies designed to take advantage of falling interest-rate volatility.

The Fund’s Investment Approach

The fund seeks to maximize total return, consisting of capital appreciation and current income. To pursue this goal, the fund invests at least 80% of its assets in Government National Mortgage Association (“GNMA” or “Ginnie Mae”) securities.The remainder may be allocated to other mortgage-related securities, including U.S. government agency securities and privately issued mortgage-backed securities, as well as to asset-backed securities, U.S.Treasuries and repurchase agreements.

Credit Markets Stabilized after Near Meltdown

The reporting period began in the wake of a global financial crisis that sent the world’s banking system to the brink of collapse.The financial crisis exacerbated a global economic slowdown, producing the longest and deepest recession since the 1930s.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

The world’s government and monetary authorities responded aggressively to deteriorating economic and market conditions. In the United States, remedial measures included a reduction of the overnight federal funds rate to an unprecedented low range of between 0% and 0.25%. In an attempt to provide further stimulus to the economy and support the troubled housing market the Federal Reserve Board (the “Fed”) also launched a $1.3 trillion purchase program of agency mortgage-backed securities including GNMA pass-through securities.

These measures gained traction in the months leading to the start of the reporting period.As a result, financial markets began a sustained rally that was led by lower-quality investments, including high yield bonds and lower-rated residential mortgages. Conversely, traditional safe havens such as U.S. Treasury securities gave back a portion of their previous gains. Although GNMA securities typically would have responded like other U.S. government guaranteed securities, their prices were supported by the government purchase program, causing yield differences between GNMA securities and U.S.Treasury securities to narrow substantially.

As the reporting period progressed, the Fed maintained short-term interest rates at historically low levels. Under other circumstances, lower rates on new mortgages might have increased prepayment rates of seasoned mortgage-backed securities. However, tighter lending standards on behalf of lenders, deteriorating credit of borrowers and home price depreciation kept prepayment rates at relatively low levels, further supporting prices of Ginnie Mae securities.

Security Selection Strategy Bolstered Returns

Early in 2009, we had favored lower-coupon mortgages that we believed would be the focus of Fed purchases. As the Fed purchases exhausted the available supply of lower-coupon mortgages, they pushed valuations to historically rich levels.We used this opportunity to shift the fund’s positions to favor higher-coupon mortgages. This positioning served the fund well during the reporting period as the government purchases shifted to include higher coupon mortgages. The fund also benefited during the reporting period from its use of certain option strategies. Sales of short-dated calls and puts helped the fund take advantage of falling interest-rate volatility during the period.

After the Rally, a More Cautious Investment Posture

As of the end of the reporting period, we expect the pace of the economic recovery to be limited by diminished spending among reluctant consumers.While the Fed has indicated that it does not see an acceleration of inflation as an imminent threat — and will likely keep short-term interest rates near historically low levels for some time — they are expected to begin phasing out many of the emergency measures of accommodation throughout the upcoming year.

Given this backdrop, we believe that much of the rally in riskier assets is behind us. In addition, the Fed plans to phase out its mortgage purchasing program in the first quarter of 2010, which could produce bouts of heightened volatility for mortgage-backed securities.Therefore, we have moved the fund’s investment mix to one that is more defensive by slightly underweighting mortgage pass-through securities in favor of U.S. Treasury securities. Furthermore, we are prepared to adjust the fund’s portfolio as economic and market conditions evolve.

November 16, 2009

The fund may use derivative instruments, such as options, futures and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance.The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Class Z is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital GNMA Index is an unmanaged, total return performance benchmark for the GNMA market consisting of 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association. Index returns do not reflect fees and expenses associated with operating a mutual fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus GNMA Fund from May 1, 2009 to October 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended October 31, 2009

	Class A	Class B	Class C	Class Z
Expenses paid per $1,000†	$ 5.38	$ 8.80	$ 9.11	$ 4.46
Ending value (after expenses)	$1,033.90	$1,030.70	$1,030.70	$1,034.80

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended October 31, 2009

	Class A	Class B	Class C	Class Z
Expenses paid per $1,000†	$ 5.35	$ 8.74	$ 9.05	$ 4.43
Ending value (after expenses)	$1,019.91	$1,016.53	$1,016.23	$1,020.82

† Expenses are equal to the fund’s annualized expense ratio of 1.05% for Class A, 1.72% for Class B, 1.78% for
Class C and .87% for Class Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
October 31, 2009 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—104.7%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Certificates/
Auto Receivables—6.0%
BMW Vehicle Lease Trust,
Ser. 2009-1, Cl. A1	0.79	6/15/10	802,889		803,257
Capital Auto Receivables Asset
Trust, Ser. 2008-2, Cl. A2A	3.74	3/15/11	1,300,594		1,309,135
Capital Auto Receivables Asset
Trust, Ser. 2006-2, Cl. A3A	4.98	5/15/11	1,143,014		1,158,973
Capital Auto Receivables Asset
Trust, Ser. 2007-1, Cl. A3A	5.00	4/15/11	1,054,545		1,067,335
Capital One Prime Auto Receivables
Trust, Ser. 2007-2, Cl. A3	4.89	1/15/12	6,131,515		6,238,831
Capital One Prime Auto Receivables
Trust, Ser. 2007-1, Cl. A3	5.47	6/15/11	524,291		528,271
Carmax Auto Owner Trust,
Ser. 2009-1, Cl. A1	1.66	5/7/10	774,218		774,705
Carmax Auto Owner Trust,
Ser. 2007-1, Cl. A3	5.24	7/15/11	597,485		604,115
Carmax Auto Owner Trust,
Ser. 2006-1, Cl. A4	5.41	6/15/11	2,812,423		2,870,657
Daimler Chrysler Auto Trust,
Ser. 2008-B, Cl. A2B	1.17	7/8/11	1,415,000	[a]	1,417,286
Daimler Chrysler Auto Trust,
Ser. 2006-D, Cl. A3	4.98	2/8/11	895,689		900,176
Ford Credit Auto Owner Trust,
Ser. 2008-C, Cl. A2B	1.14	1/15/11	1,724,048	[a]	1,726,197
Ford Credit Auto Owner Trust,
Ser. 2008-C, Cl. A2A	3.72	1/15/11	1,037,351		1,043,011
Ford Credit Auto Owner Trust,
Ser. 2006-C, Cl. A3	5.16	11/15/10	712,531		713,934
Harley-Davidson Motorcycle Trust,
Ser. 2009-2, Cl. A1	0.72	7/15/10	1,956,706		1,957,977
Honda Auto Receivables Owner
Trust, Ser. 2009-3, Cl. A1	0.75	7/15/10	1,798,219		1,799,942
Honda Auto Receivables Owner
Trust, Ser. 2009-2, Cl. A1	1.32	5/17/10	997,053		998,158
Honda Auto Receivables Owner
Trust, Ser. 2008-1, Cl. A2	3.77	9/20/10	1,308,326		1,311,251
Honda Auto Receivables Owner
Trust, Ser. 2007-1, Cl. A3	5.10	3/18/11	2,532,527		2,560,715

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Certificates/
Auto Receivables (continued)
Honda Auto Receivables Owner
Trust, Ser. 2006-3, Cl. A3	5.12	10/15/10	132,773		133,033
Honda Auto Receivables Owner
Trust, Ser. 2007-2, Cl. A3	5.46	5/23/11	812,435		824,449
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. A3	5.11	4/15/11	104,274		105,223
Nissan Auto Lease Trust,
Ser. 2009-A, Cl. A1	1.04	6/15/10	938,168		939,457
Nissan Auto Receivables Owner
Trust, Ser. 2006-A, Cl. A4	4.77	7/15/11	3,891,352		3,910,565
Nissan Auto Receivables Owner
Trust, Ser. 2007-A, Cl. A3	5.10	11/15/10	428,375		429,378
Nissan Auto Receivables Owner
Trust, Ser. 2006-B, Cl. A4	5.22	11/15/11	1,179,381		1,195,488
USAA Auto Owner Trust,
Ser. 2005-4, Cl. A4	4.89	8/15/12	2,654,408		2,676,237
USAA Auto Owner Trust,
Ser. 2006-1, Cl. A4	5.04	12/15/11	2,185,306		2,215,360
USAA Auto Owner Trust,
Ser. 2007-1, Cl. A3	5.43	10/17/11	1,749,705		1,775,592
Volkswagen Auto Loan Enhanced
Trust, Ser. 2008-1, Cl. A2	3.71	4/20/11	1,810,820		1,819,200
					45,807,908
Asset-Backed Certificates/
Home Equity Loans—.3%
Citicorp Residential Mortgage
Securities, Ser. 2007-2, Cl. A1A	5.98	6/25/37	818,121	[a]	812,992
Countrywide Asset-Backed
Certificates, Ser. 2007-4, Cl. M5	6.92	9/25/37	875,000		82,849
Equivantage Home Equity Loan
Trust, Ser. 1997-1, Cl. A4	7.78	3/25/28	349,209	[a]	278,450
GE Capital Mortgage Services,
Ser. 1999-HE1, Cl. A7	6.27	4/25/29	389,488		376,671
JP Morgan Mortgage Acquisition,
Ser. 2007-CH1, Cl. MF2	5.84	10/25/36	2,325,000	[a]	572,561
					2,123,523

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)
Commercial Mortgage
Pass-Through Certificates—.4%
Bayview Commercial Asset Trust,
Ser. 2006-SP2, Cl. A	0.52	1/25/37	1,982,102 [a,b]	1,073,744
Goldman Sachs Mortgage
Securities Corporation II,
Ser. 2007-EOP, Cl. F	0.72	3/6/20	2,275,000 [a,b]	1,899,341
				2,973,085
Residential Mortgage
Pass-Through Certificates—.4%
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2	3.55	12/25/34	1,574,098 [a]	1,183,963
JP Morgan Mortgage Trust,
Ser. 2007-A1, Cl. 3A1	5.00	7/25/35	2,281,683 [a]	1,523,125
				2,707,088
U.S. Government Agencies/
Mortgage-Backed—97.1%
Federal Home Loan Mortgage Corp.:
4.00%, 5/1/10			5,020,055 [c]	5,081,140
4.50%, 6/1/39			6,909,586 [c]	6,994,988
5.00%, 3/1/20—9/1/39			11,093,084 [c]	11,540,717
5.50%, 4/1/38—10/1/38			17,149,149 [c]	18,078,895
6.00%, 5/15/18			490,029 [c]	492,099
Ser. 2931, Cl. DA, 4.00%, 7/15/14			917,694 [c]	920,559
Ser. 2911, Cl. BU, 5.00%, 9/15/23			215,468 [c]	215,476
Federal National Mortgage Association:
5.50%			1,385,000 [c,d]	1,457,929
6.50%			20,860,000 [c,d]	22,389,078
4.50%, 3/1/39			6,889,764 [c]	6,986,375
5.00%, 12/1/09—5/1/39			13,491,007 [c]	14,011,838
5.50%, 11/1/38—9/1/39			17,686,865 [c]	18,644,445
6.00%, 4/1/35			3,688,934 [c]	3,936,407
Gtd. Pass-Through Ctfs.,
Ser. 2003-49, Cl. JE,
3.00%, 4/25/33			870,566 [c]	856,159
Pass-Through Ctfs., Ser. 2004-58,
Cl. LJ, 5.00%, 7/25/34			3,044,141 [c]	3,212,385
Pass-through Ctfs., Ser. 2005-63,
Cl. PA, 5.50%, 10/25/24			268,964 [c]	269,911

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)
U.S. Government Agencies/
Mortgage-Backed (continued)
Government National Mortgage Association I:
4.50%	12,450,000 [d]	12,628,969
5.00%	24,555,000 [d]	25,510,337
6.50%	18,805,000 [d]	19,995,018
4.50%, 5/15/39—10/15/39	51,772,078	52,636,170
5.00%, 5/15/33—10/15/39	60,077,070	62,782,706
5.50%, 6/15/20—9/15/39	132,686,823	140,776,728
6.00%, 10/15/19—9/15/39	93,388,853	99,566,130
6.50%, 8/15/10—2/15/39	4,862,834	5,183,416
7.00%, 11/15/22—12/15/22	13,216	14,550
7.50%, 2/15/17—5/15/26	4,649,135	5,237,455
8.00%, 8/15/21—12/15/22	2,067,836	2,351,070
8.50%, 12/15/16—12/15/22	1,740,878	1,948,989
9.00%, 1/15/19—12/15/22	1,599,880	1,820,920
9.50%, 3/15/18—1/15/25	381,799	439,483
Ser. 2004-43, Cl. A, 2.82%, 12/16/19	594,314	600,495
Ser. 2005-34, Cl. A, 3.96%, 9/16/21	1,095,969	1,103,321
Ser. 2005-50, Cl. A, 4.02%, 10/16/26	3,573,358	3,665,728
Ser. 2005-29, Cl. A, 4.02%, 7/16/27	2,782,394	2,873,862
Ser. 2005-42, Cl. A, 4.05%, 7/16/20	6,734,862	6,859,302
Ser. 2004-51, Cl. A, 4.15%, 2/16/18	278,884	282,367
Ser. 2005-67, Cl. A, 4.22%, 6/16/21	554,802	558,541
Ser. 2005-52, Cl. A, 4.29%, 1/16/30	2,179,123	2,240,538
Ser. 2005-59, Cl. A, 4.39%, 5/16/23	2,282,916	2,336,258
Ser. 2005-32, Cl. B, 4.39%, 8/16/30	2,707,123	2,766,195
Ser. 2005-87, Cl. A, 4.45%, 3/16/25	663,555	680,441
Ser. 2004-39, Cl. LC, 5.50%, 12/20/29	2,084,807	2,114,987
Government National Mortgage Association II:
4.50%	24,200,000 [d]	24,479,873
5.00%	33,655,000 [d]	34,938,332
5.50%	3,680,000 [d]	3,885,822

	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)
U.S. Government Agencies/
Mortgage-Backed (continued)
Government National Mortgage Association II (continued):
6.00%	7,170,000 [d]	7,624,851
5.00%, 9/20/33—6/20/35	18,879,783	19,719,070
5.50%, 1/20/34—12/20/35	44,551,116	47,288,730
6.00%, 12/20/28—2/20/39	21,660,162	23,131,932
6.50%, 5/20/31—7/20/31	1,516,467	1,642,160
7.00%, 4/20/24—4/20/32	7,866,491	8,618,639
7.50%, 9/20/30	107,527	121,738
9.00%, 7/20/25	107,201	123,282
9.50%, 9/20/17—2/20/25	83,630	95,535
		743,732,341
U.S. Treasury Notes—.5%
3.50%, 5/31/13	3,460,000 [e]	3,676,253
4.50%, 2/28/11	315,000 [e]	331,648
		4,007,901
Total Bonds and Notes
(cost $783,637,733)		801,351,846

Short-Term Investments—.1%
U.S. Treasury Bills;
0.06%, 1/14/10
(cost $979,870)	980,000 [f]	979,946

Other Investment—15.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $116,382,000)	116,382,000 [g]	116,382,000

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $3,793,025)	3,793,025 [g]	3,793,025
Total Investments (cost $904,792,628)	120.5%	922,506,817
Liabilities, Less Cash and Receivables	(20.5%)	(156,860,538)
Net Assets	100.0%	765,646,279

a	Variable rate security—interest rate subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2009, these securities had a total market value of $2,973,085 or .4% of net assets.
c	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
d	Purchased on a forward commitment basis.
e	All or a portion of these securities are on loan.At October 31, 2009, the total market value of the fund’s securities on loan is $4,007,902 and the total market value of the collateral held by the fund is $4,133,463, consisting of $3,793,025 of cash collateral and U.S. Government and agencies securities valued at $340,438.
f	Held by a broker as collateral for open financial futures positions.
g	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
U.S. Government & Agencies	97.6	Asset/Mortgage-Backed	7.1
Short-Term/
Money Market Investments	15.8		120.5

† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES October 31, 2009 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 10/31/2009 ($)
Financial Futures Long
U.S. Treasury 5 Year Notes	276	32,141,064	December 2009	485,158
U.S. Treasury 10 Year Notes	260	30,838,437	December 2009	165,781
				650,939

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN October 31, 2009 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)	Value ($)
Call Options:
U.S. Treasury 5-Year Notes,
November 2009 @ 116.00	8,500,000 [a]	(69,063)
5-Year USD LIBOR-BBA,
November 2009 @ 2.92	3,832,000 [a]	(46,576)
10-Year USD LIBOR-BBA,
September 2012 @ 4.50	22,600,000 [a]	(1,461,830)
10-Year USD LIBOR-BBA,
November 2009 @ 3.65	3,815,000 [a]	(49,546)
Put Options:
U.S. Treasury 5-Year Notes,
November 2009 @ 116.00	8,500,000 [a]	(30,547)
5-Year USD LIBOR-BBA,
November 2009 @ 2.92	3,832,000 [a]	(11,518)
10-Year USD LIBOR-BBA,
September 2012 @ 4.50	22,600,000 [a]	(1,578,148)
10-Year USD LIBOR-BBA,
November 2009 @ 3.65	3,815,000 [a]	(30,838)
(Premiums received $3,318,630)		(3,278,066)

BBA—British Bankers Association LIBOR—London Interbank Offered Rate USD—US Dollar a Non-income producing security. See notes to financial statements.

The Fund 13

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2009 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $4,007,902)—Note 1(b):
Unaffiliated issuers			784,617,603	802,331,792
Affiliated issuers			120,175,025	120,175,025
Cash				2,236,031
Receivable for investment securities sold				10,697,265
Dividends and interest receivable				3,073,564
Receivable for futures variation margin—Note 4				399,751
Receivable for shares of Common Stock subscribed				303,104
Prepaid expenses				33,237
				939,249,769
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				650,057
Payable for investment securities purchased				86,969,417
Payable for open mortgage-backed dollar rolls—Note 4				78,339,120
Liability for securities on loan—Note 1(b)				3,793,025
Outstanding options written, at value (premiums received
$3,318,630)—See Statement of Options Written				3,278,066
Payable for shares of Common Stock redeemed				368,856
Accrued expenses				204,949
				173,603,490
Net Assets ($)				765,646,279
Composition of Net Assets ($):
Paid-in capital				774,047,506
Accumulated undistributed investment income—net				453,464
Accumulated net realized gain (loss) on investments				(27,260,383)
Accumulated net unrealized appreciation (depreciation) on investments, financial futures and options transactions (including $650,939
net unrealized appreciation on financial futures)				18,405,692
Net Assets ($)				765,646,279

Net Asset Value Per Share
	Class A	Class B	Class C	Class Z
Net Assets ($)	90,057,028	3,838,049	26,100,324	645,650,878
Shares Outstanding	5,965,329	254,431	1,730,246	42,733,750
Net Asset Value Per Share ($)	15.10	15.08	15.08	15.11

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2009 (Unaudited)

Investment Income ($):
Income:
Interest	14,805,417
Dividends;
Affiliated issuers	60,438
Income from securities lending—Note 1(b)	2,402
Total Income	14,868,257
Expenses:
Management fee—Note 3(a)	2,266,389
Shareholder servicing costs—Note 3(c)	542,458
Service plan and prospectus fees—Note 3(b)	375,606
Distribution fees—Note 3(b)	100,581
Custodian fees—Note 3(c)	58,321
Professional fees	44,756
Registration fees	34,778
Directors’ fees and expenses—Note 3(d)	29,330
Shareholders’ reports	13,427
Miscellaneous	60,907
Total Expenses	3,526,553
Less—reduction in fees due to earnings credits—Note 1(b)	(27,952)
Net Expenses	3,498,601
Investment Income—Net	11,369,656
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,500,451
Net realized gain (loss) on options transactions	992,116
Net realized gain (loss) on financial futures	2,124,353
Net Realized Gain (Loss)	4,616,920
Net unrealized appreciation (depreciation) on investments, financial futures and options transactions (including $46,596 net unrealized appreciation on financial
futures and $20,981net unrealized appreciation on options transactions)	9,541,275
Net Realized and Unrealized Gain (Loss) on Investments	14,158,195
Net Increase in Net Assets Resulting from Operations	25,527,851

See notes to financial statements.

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2009	Year Ended
	(Unaudited)	April 30, 2009
Operations ($):
Investment income—net	11,369,656	27,493,447
Net realized gain (loss) on investments	4,616,920	7,841,299
Net unrealized appreciation
(depreciation) on investments	9,541,275	9,414,867
Net Increase (Decrease) in Net Assets
Resulting from Operations	25,527,851	44,749,613
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(1,377,421)	(2,436,152)
Class B Shares	(68,331)	(295,186)
Class C Shares	(310,636)	(410,038)
Class Z Shares	(11,652,773)	(25,718,303)
Total Dividends	(13,409,161)	(28,859,679)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	25,640,669	36,574,666
Class B Shares	197,120	2,447,594
Class C Shares	6,468,886	12,806,263
Class Z Shares	13,931,900	23,920,577
Dividends reinvested:
Class A Shares	1,037,088	1,815,088
Class B Shares	57,330	231,197
Class C Shares	193,215	234,412
Class Z Shares	9,795,948	21,460,126
Cost of shares redeemed:
Class A Shares	(13,668,688)	(19,994,637)
Class B Shares	(2,389,106)	(8,909,589)
Class C Shares	(1,843,590)	(1,982,507)
Class Z Shares	(29,465,354)	(75,285,685)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	9,955,418	(6,682,495)
Total Increase (Decrease) in Net Assets	22,074,108	9,207,439
Net Assets ($):
Beginning of Period	743,572,171	734,364,732
End of Period	765,646,279	743,572,171
Undistributed investment income—net	453,464	2,492,969

	Six Months Ended
	October 31, 2009	Year Ended
	(Unaudited)	April 30, 2009
Capital Share Transactions:
Class Aa
Shares sold	1,722,605	2,525,060
Shares issued for dividends reinvested	69,875	125,436
Shares redeemed	(919,009)	(1,373,317)
Net Increase (Decrease) in Shares Outstanding	873,471	1,277,179
Class Ba
Shares sold	13,250	169,240
Shares issued for dividends reinvested	3,869	16,023
Shares redeemed	(160,934)	(615,963)
Net Increase (Decrease) in Shares Outstanding	(143,815)	(430,700)
Class C
Shares sold	434,820	880,737
Shares issued for dividends reinvested	13,022	16,195
Shares redeemed	(123,868)	(136,224)
Net Increase (Decrease) in Shares Outstanding	323,974	760,708
Class Z
Shares sold	936,278	1,643,170
Shares issued for dividends reinvested	659,853	1,483,634
Shares redeemed	(1,981,205)	(5,193,307)
Net Increase (Decrease) in Shares Outstanding	(385,074)	(2,066,503)

a	During the period ended October 31, 2009, 62,828 Class B shares representing $929,293 were automatically converted to 62,817 Class A shares and during the period ended April 30, 2009, 238,945 Class B shares representing $3,454,593 were automatically converted to 238,846 Class A shares.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	October 31, 2009	Year Ended April 30,
Class A Shares	(Unaudited)	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	14.86	14.54	14.31
Investment Operations:
Investment income—net[b]	.22	.53	.60
Net realized and unrealized
gain (loss) on investments	.28	.35	.20
Total from Investment Operations	.50	.88	.80
Distributions:
Dividends from investment income—net	(.26)	(.56)	(.57)
Net asset value, end of period	15.10	14.86	14.54
Total Return (%)[c]	3.39[d]	6.21	5.73[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.06[e]	1.08	1.09[e]
Ratio of net expenses to average net assets	1.05[e]	1.04	1.04[e]
Ratio of net investment income
to average net assets	2.88[e]	3.62	4.17[e]
Portfolio Turnover Rate[f]	134.90[d]	351.74	221.12
Net Assets, end of period ($ x 1,000)	90,057	75,648	55,457

a	From May 3, 2007 (commencement of initial offering) to April 30, 2008.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Annualized.
f	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2009, April 30, 2009 and 2008 was 73.91%, 138.79% and 60.06%, respectively.

See notes to financial statements.

	Six Months Ended
	October 31, 2009	Year Ended April 30,
Class B Shares	(Unaudited)	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	14.84	14.53	14.31
Investment Operations:
Investment income—net[b]	.16	.44	.53
Net realized and unrealized
gain (loss) on investments	.28	.34	.19
Total from Investment Operations	.44	.78	.72
Distributions:
Dividends from investment income—net	(.20)	(.47)	(.50)
Net asset value, end of period	15.08	14.84	14.53
Total Return (%)[c]	3.07[d]	5.49	5.12[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.73[e]	1.68	1.63[e]
Ratio of net expenses to average net assets	1.72[e]	1.64	1.58[e]
Ratio of net investment income
to average net assets	2.22[e]	3.11	3.65[e]
Portfolio Turnover Rate[f]	134.90[d]	351.74	221.12
Net Assets, end of period ($ x 1,000)	3,838	5,910	12,041

a	From May 3, 2007 (commencement of initial offering) to April 30, 2008.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Annualized.
f	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2009, April 30, 2009 and 2008 was 73.91%, 138.79% and 60.06%, respectively.

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	October 31, 2009	Year Ended April 30,
Class C Shares	(Unaudited)	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	14.84	14.53	14.31
Investment Operations:
Investment income—net[b]	.16	.41	.49
Net realized and unrealized
gain (loss) on investments	.28	.36	.21
Total from Investment Operations	.44	.77	.70
Distributions:
Dividends from investment income—net	(.20)	(.46)	(.48)
Net asset value, end of period	15.08	14.84	14.53
Total Return (%)[c]	3.07[d]	5.40	4.96[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.79[e]	1.82	1.81[e]
Ratio of net expenses to average net assets	1.78[e]	1.78	1.75[e]
Ratio of net investment income
to average net assets	2.15[e]	2.83	3.46[e]
Portfolio Turnover Rate[f]	134.90[d]	351.74	221.12
Net Assets, end of period ($ x 1,000)	26,100	20,875	9,380

a	From May 3, 2007 (commencement of initial offering) to April 30, 2008.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2009, April 30, 2009 and 2008 was 73.91%, 138.79% and 60.06%, respectively.

See notes to financial statements.

Six Months Ended
October 31, 2009			Year Ended April 30,
Class Z Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	14.87	14.55	14.38	14.21	14.67	14.66
Investment Operations:
Investment income—net[a]	.23	.56	.63	.62	.53	.51
Net realized and unrealized
gain (loss) on investments	.28	.34	.19	.19	(.39)	.11
Total from Investment Operations	.51	.90	.82	.81	.14	.62
Distributions:
Dividends from
investment income—net	(.27)	(.58)	(.65)	(.64)	(.60)	(.61)
Net asset value, end of period	15.11	14.87	14.55	14.38	14.21	14.67
Total Return (%)	3.48[b]	6.40	5.84	5.90	.89	4.32
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.88[c]	.90	.90	.89	.88	.87
Ratio of net expenses
to average net assets	.87[c]	.86	.85	.89	.79	.87
Ratio of net investment income
to average net assets	3.06[c]	3.84	4.38	4.33	3.68	3.45
Portfolio Turnover Rate[d]	134.90[b]	351.74	221.12	271.49	393.65	468.97
Net Assets, end of period
($ x 1,000)	645,651	641,140	657,486	697,280	765,545	871,414

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
d	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2009, April 30, 2009, 2008, 2007, 2006 and 2005 was 73.91%, 138.79%, 60.06%, 95.55%, 108.38% and 127.81% respectively.

See notes to financial statements.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus GNMA Fund (the “fund”) is a series of Dreyfus Premier GNMA Fund, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek to maximize total return consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 1.4 billion shares of $.001 par value Common Stock.The fund currently offers four classes of shares: Class A (100 million shares authorized), Class B (100 million shares authorized), Class C (100 million shares authorized) and Class Z (1.1 billion shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class Z shares are sold at net asset value per share. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities (excluding short-term investments (other than U.S. Treasury Bills), financial futures, options transactions and swap transactions) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price. Investments in swap transactions are valued each business day by an independent pricing service approved by the Board of Directors. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
U.S. Treasury Securities	—	4,987,847	—	4,987,847
Asset-Backed	—	47,931,431	—	47,931,431
U.S. Government Agencies/
Mortgage-Backed	— 743,732,341		—	743,732,341
Residential
Mortgage-Backed	—	2,707,088	—	2,707,088
Commercial
Mortgage-Backed	—	2,973,085	—	2,973,085
Mutual Funds	120,175,025	—	—	120,175,025
Other Financial
Instruments†	650,939	—	—	650,939
Liabilities ($)
Other Financial
Instruments†	(99,610)	(3,178,456)	—	(3,278,066)
†

Other financial instruments include derivative instruments such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income including, where applicable, accretion of discount and amortization of premium on investments is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended October 31, 2009, The Bank of New York Mellon earned $1,294 from lending fund portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

On October 30, 2009, the Board of Directors declared a cash dividend of $.040 for Class A, $.033 for Class B, $.030 for Class C and $.042 for Class Z shares per share from undistributed investment income-net, payable on November 2, 2009 (ex-dividend date) to shareholders of record as of the close of business on October 30, 2009.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended April 30, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $29,738,494 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2009. If not applied, $1,697,174 of the carryover expires in fiscal 2012, $5,436,903 expires in fiscal 2013, $17,312,470 expires in fiscal 2014 and $5,291,947 expires in fiscal 2015.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2009 was as follows: ordinary income $28,859,679. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

Effective October 14, 2009, the fund participates with other Dreyfus-managed funds in a $215 million unsecured credit facility led by Citibank, N.A. and the fund continues participation with other Dreyfus-managed funds in a $300 million unsecured credit facility provided by The Bank of NewYork Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2009, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of Class Z shares, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1 / 2 % of the value of Class Z shares average daily net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear, such excess expense with respect to Class Z shares. There was no reimbursement pursuant to the Agreement during the period ended October 31, 2009.

The Manager has undertaken from December 1, 2009 through November 30, 2010, to assume expenses of the fund’s Class A, Class B and Class C shares so that total annual fund operating expenses (exclu-

sive of Rule 12b-1 distribution plan fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees and extraordinary expenses) do not exceed .70% of the average daily net assets attributable to that class.

During the period ended October 31, 2009, the Distributor retained $6,217 from commissions earned on sales of the fund’s Class A shares and $2,966 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2009, Class B and Class C shares were charged $11,940 and $88,641, respectively, pursuant to the Plan.

Under the Service Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class Z shares reimburse the Distributor for distributing Class Z’s shares, for servicing shareholder accounts and for advertising and marketing relating to Class Z shares. The Plan provides for reimbursement to be made at an aggregate annual rate not to exceed .20% of the value of the average daily net assets of Class Z.The Distributor determines the amounts, if any, to be paid to Service Agents (a securities dealer, financial institution or other industry professional) to which it will make payments and the basis on which such payments are made. The Plan also separately provides for Class Z to bear the costs of preparing, printing and distributing certain of Class Z prospectuses and statements of additional information and costs associated with implementing and operating the Plan, not to exceed the greater of $100,000 or .005% of the value of the average daily net assets of Class Z for any full fiscal year. During the period ended October 31, 2009, Class Z was charged $375,606 pursuant to the Plan.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of ..25% of the value of the average daily net assets of Class A, Class B and Class C shares, for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2009, Class A, Class B and Class shares were charged $102,099, $5,971 and $29,547, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2009, the fund was charged $189,003 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended October 31, 2009, the fund was charged $27,952 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended October 31, 2009, the fund was charged $58,321 pursuant to the custody agreement.

During the period ended October 31, 2009, the fund was charged $3,341 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $389,390, Rule 12b-1 distribution plan fees $83,775, shareholder services plan fees $25,314, custodian fees $43,114, chief compliance officer fees $3,897 and transfer agency per account fees $104,567.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, financial futures and options transactions during the period ended October 31, 2009, amounted to $1,136,065,824 and $1,202,118,408, respectively, of which $622,465,237 in purchases and $686,492,559 in sales were from mortgage dollar roll transactions.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

price and date.The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.

Futures Contracts: In the normal course of pursuing its investment objectives, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund may invest in financial futures contracts in order to manage its exposure to or protect against changes in the market.A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded.When the contracts are closed, the fund recognizes a realized gain or loss.There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Contracts open at October 31, 2009 are set forth in the Statement of Financial Futures.

Options: A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.The fund may purchase and write (sell) put and call options primarily to hedge against changes in security prices, or securities that the fund intends to purchase, or against fluctuations in value caused by changes in prevailing market interest rates or other market conditions.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument decreases between those dates. As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following summarizes the fund’s call/put options written for the period ended October 31, 2009:

	Face Amount		Options Terminated
	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($)	Gain ($)
Contracts outstanding
April 30, 2009	41,180,000	153,787	—	—
Contracts written	375,852,000	5,254,741
Contracts terminated:
Closed	205,720,000	1,460,226	1,097,782	362,444
Expired	133,818,000	629,672	—	629,672
Total contracts
terminated	339,538,000	2,089,898	1,097,782	992,116
Contracts outstanding
October 31, 2009	77,494,000	3,318,630

At October 31, 2009 accumulated net unrealized appreciation on investments was $17,714,189, consisting of $22,963,809 gross unrealized appreciation and $5,249,620 gross unrealized depreciation.

At October 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

NOTES

For More Information

For Class Z shareholders

Telephone 1-800-645-6561

For Class A, B and C shareholders

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS GNMA FUND A series of Dreyfus Premier GNMA Fund, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	December 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	December 23, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	December 23, 2009

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)